Non-controlling interests - Disclosure of Net Increase (Decrease) In Cash and Cash Equivalents of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of subsidiaries [line items]
Net increase / (decrease) in cash and cash equivalents	€ 36,321	€ (153,076)	€ 188,821
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Net increase / (decrease) in cash and cash equivalents	5,983	4,580	7,954
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Net increase / (decrease) in cash and cash equivalents	€ (104)	€ (700)	€ 420